Operating Segments	12 Months Ended
Apr. 30, 2024
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]

15. Operating Segments

The Company conducts its business as a single operating segment, being the acquiring and assembling a portfolio of royalties, investing in companies with exposure to uranium and physical uranium. The Company also engages in the purchase and sale of physical uranium from time to time. Except for the royalties on uranium projects located in the United States and Namibia, substantially all of the Company's assets and liabilities are held within Canada.

15.1 Sales of Uranium Inventory

Sales of uranium inventory for the year ended April 30, 2024 and 2023 were all generated in Canada.

15.2 Major Customers

Revenue from sales of uranium inventory from major customers for the year ended April 30, 2024 is summarized as follows:

	For the year ended April 30,
	2024	2023
	($)	($)
Customer A	22,353	—
Customer B	15,318	—
Customer C	5,029	—
Total	42,700	—

The Company had only one customer for the year ended April 30, 2023, which accounted for all of the Company's revenue from the sales of uranium inventory.